Earnings per share (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2025	October 31 2024
Basic earnings per share
Net income	$20,369	$16,240
Dividends on preferred shares and distributions on other equity instruments	(494)	(322)
Net income attributable to non-controlling interests	(7)	(10)
Net income available to common shareholders	$19,868	$15,908
Weighted average number of common shares (in thousands)	1,409,072	1,411,903
Basic earnings per share (in dollars)	$14.10	$11.27
Diluted earnings per share
Net income available to common shareholders	$19,868	$15,908
Weighted average number of common shares (in thousands)	1,409,072	1,411,903
Stock options (1)	2,517	1,833
Issuable under other share-based compensation plans	–	19
Average number of diluted common shares (in thousands)	1,411,589	1,413,755
Diluted earnings per share (in dollars)	$14.07	$11.25

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the years ended October 31, 2025 and October 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share.